MOBIQUITHINGS SAS Narrative (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 02, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration			$ 0	$ 9,471	$ 0
Goodwill			$ 154,114	$ 156,488	$ 103,966
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash consideration	€ 13,506	$ 15,216
Contingent Consideration	€ 470					$ 529
Business Acquisition, Effective Date of Acquisition	Sep. 02, 2015	Sep. 02, 2015
Goodwill	€ 9,922					$ 11,179
Maximum [Member] | MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Current | €	€ 12,000